Schedule of Investments
September 30, 2024 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 97.75%

Computer Communications Equipment - 4.81%
Arista Networks, Inc. (2)	1,100	422,202

Construction Machinery & Equipment - 2.23%
Caterpillar, Inc. (2)	500	195,560

Crude Petroleum & Natural Gas - 3.08%
EOG Resources, Inc.	2,200	270,446

Electronic Computers - 6.38%
Apple, Inc.	2,400	559,200

Hospital & Medical Service Plans - 4.00%
UnitedHealth Group, Inc.	600	350,808

Insurance Agents, Brokers & Services - 6.10%
Arthur J. Gallagher & Co.	1,900	534,603

Miscellaneous Fabricated Metal Products - 4.32%
Parker-Hannifin Corp.	600	379,092

Motor Vehicles & Passenger Car Bodies- 2.93%
PACCAR, Inc.	2,600	256,568

Plastics Foam Products - 2.69%
Advanced Drainage Systems, Inc.	1,500	235,740

Retail-Auto & Home Supply Stores - 3.94%
O'Reilly Automotive, Inc. (2)	300	345,480

Retail-Building Materials, Hardware, Garden Supply - 5.22%
The Sherwin-Williams Co.	1,200	458,004

Retail-Lumber & Other Building Materials Dealers - 4.62%
The Home Depot, Inc.	1,000	405,200

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.03%
Intercontinental Exchange, Inc.	2,200	353,408

Semiconductors & Related Devices - 8.76%
Monolithic Power Systems, Inc.	700	647,150
NVIDIA Corp.	1,000	121,440

		768,590

Services-Business Services - 5.07%
Mastercard, Inc. Class A	900	444,420

Services-Consumer Credit Reporting, Collection Agencies - 4.71%
S&P Global, Inc.	800	413,296

Servies-Prepackaged Software - 9.16%
Intuit, Inc.	600	372,600
Microsoft Corp.	1,000	430,300

		802,900

Software-Infrastructure - 4.42%
Fortinet, Inc. (2)	5,000	387,750

Specialty Industry Machinery - 3.72%
Lam Research Corp. (2)	400	326,432

Surgical & Medical Instruments- 4.12%
Stryker Corp.	1,000	361,260

Wholesale-Misc Durable Goods- 3.44%
Pool Corp.	800	301,440

Total Common Stocks	(Cost $ 3,884,542)	8,572,399

Short-Term Invesments - 2.01%

Huntington Conservative Deposit Account 4.83% (3)	176,682	176,682

Total Short Term Investments	(Cost $ 176,682)	176,682

Total Investments - 99.77%	(Cost $ 4,061,224)	8,749,081

Assets in Excess of Other Liabilities - 0.23%		20,337

Total Net Assets - 100.00%		8,769,418

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,749,081	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,749,081	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2024.